RELATED PARTIES BALANCES AND TRANSACTIONS - Borrowing from related parties (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 2,314	$ 1,502
Related party | Jianbiao Dai
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 2,314	$ 1,502